Other expenses	12 Months Ended
Dec. 31, 2020
Other Expense [Abstract]
Disclosure of Other expenses [text block]

7 Other expenses

Auditor's remuneration
	Full year
(in USD million, excluding VAT)	2020	2019	2018

Audit fee Ernst & Young (principal accountant from 2019)	10.7	4.7
Audit fee KPMG (principal accountant 2018)		2.8	7.1
Audit related fee Ernst & Young (principal accountant from 2019)	1.0	0.5
Audit related fee KPMG (principal accountant 2018)		1.2	1.0
Tax fee Ernst & Young (principal accountant from 2019)	0.0	0.2
Tax fee KPMG (principal accountant 2018)		0.0	0.0
Other service fee Ernst & Young (principal accountant from 2019)	0.0	0.9
Other service fee KPMG (principal accountant 2018)		0.0	0.0

Total remuneration	11.7	10.3	8.1

In addition to the figures in the table above, the audit fees and audit related fees related to Equinor operated licences amount to USD 0.5 million, USD 0.5 million and USD 0.9 million for 2020, 2019 and 2018, respectively.

Research and development expenditures

Equinor has Research and development (R&D) activities within exploration, subsurface, drilling and well, facilities, low carbon and renewables. Our R&D contributes to maximizing and developing long-term value from Equinor’s assets.

Research and development (R&D) expenditures were USD 254 million, USD 300 million and USD 315 million in 2020, 2019 and 2018, respectively. R&D expenditures are partly financed by partners of Equinor operated licences. Equinor's share of the expenditures has been recognised in the Total operating expenses in the Consolidated statement of income.